UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2014 (Unaudited)

	Principal
Bonds and Notes--99.3%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	18,395,144	a	18,606,394
0.13%, 1/15/22	36,204,883	a	35,743,850
0.50%, 4/15/15	2,014,114	a,b	2,010,809
0.63%, 1/15/24	8,089,177	a	8,233,262
1.38%, 7/15/18	4,246,781	a	4,527,137
2.00%, 1/15/16	18,276,362	a,b	18,877,490
2.13%, 1/15/19	18,950,630	a	20,780,540
2.50%, 7/15/16	2,267,323	a,b	2,403,008
0.13%, 4/15/17	26,579,459	a	27,003,082
0.13%, 7/15/22	31,165,267	a	30,768,408
0.13%, 1/15/23	8,687,199	a	8,514,133
0.38%, 7/15/23	10,026,997	a	10,041,877
0.63%, 7/15/21	1,910,238	a	1,965,455
1.25%, 7/15/20	18,023,818	a	19,267,173
0.13%, 4/15/19	8,735,194	a	8,807,530
Total Bonds and Notes
(cost $223,299,780)			217,550,148

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $880,812)	880,812	[c]	880,812
Total Investments (cost $224,180,592)	99.7%		218,430,960
Cash and Receivables (Net)	.3%		598,755
Net Assets	100.0%		219,029,715

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan. At October 31, 2014, the value of the fund's securities on loan was
$20,247,739 and the value of the collateral held by the fund was $20,747,283, consisting of U.S. Government & Agency securities.
c	Investment in affiliated money market mutual fund.

At October 31, 2014, net unrealized depreciation on investments was $5,749,632 of which $97,738 related to appreciated investment securities and $5,847,370 related to depreciated investment securities. At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.3
Money Market Investment	.4
99.7

† Based on net assets.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	880,812	-	-	880,812
U.S. Treasury	-	217,550,148	-	217,550,148

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--119.2%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.8%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,288,513
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,203,414
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,014,459
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,222,766
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,235,644
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,251,298
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,954,751
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,047,439
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,643,440
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		548,504
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,415,000		1,438,450
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,863,037
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,374,380
					49,086,095
Asset-Backed Ctfs./Home Equity Loans--.2%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	84,606	b	84,691
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	682,882	b	704,192
First NLC Trust,
Ser. 2005-2, Cl. M1	0.64	9/25/35	1,775,000	b	1,691,289
					2,480,172
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	991,569		1,070,609
Commercial Mortgage Pass-Through Ctfs.--3.3%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	6,550,000	b,c	6,726,290
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl.D	4.37	9/15/37	2,650,000	c	2,609,882
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl.E	4.37	9/15/37	2,800,000	c	2,537,475
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	c	6,494,323
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	c	4,881,172

JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	2,305,000	b	2,295,523
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	4,790,000		5,134,051
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,873,222
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,121,080
					33,673,018
Consumer Discretionary--3.5%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		524,444
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,507,947
British Sky Broadcasting Group,
Gtd. Notes	3.75	9/16/24	4,960,000	c	4,986,328
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,194,000	d	1,276,087
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	c	4,684,290
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,316,224	c	9,912,335
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	800,000	c	819,000
Numericable Group,
Sr. Scd. Bonds	6.25	5/15/24	500,000	c	515,000
Staples,
Sr. Unscd. Notes	2.75	1/12/18	2,770,000	d	2,813,500
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		492,021
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,387,817
					35,918,769
Consumer Staples--2.3%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000	d	834,891
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,626,875
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	921,000		913,719
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	3,190,000		3,179,585
Pernod Ricard,
Sr. Unscd. Notes	4.25	7/15/22	1,715,000	c	1,800,452
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	2,055,000	c	2,186,880
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		4,963,919
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	4,950,000	c	5,120,354
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	c	3,401,043
					24,027,718
Energy--3.4%
Anadarko Petroleum,

Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,807,399
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000		3,298,213
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,817,262
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,505,000	d	2,541,949
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	4,450,000		5,043,808
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	1,185,000	d	1,238,325
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,225,451
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,080,396
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	1,915,000		1,916,511
Transocean,
Gtd. Notes	3.80	10/15/22	2,350,000	d	2,119,538
Transocean,
Gtd. Notes	6.38	12/15/21	3,290,000	d	3,462,258
Unit,
Gtd. Notes	6.63	5/15/21	1,215,000		1,218,038
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,825,434
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,515,900
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,065,393
					35,175,875
Financial--15.6%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	c	6,447,484
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	c	1,565,727
Ally Financial,
Gtd. Notes	4.63	6/26/15	2,490,000		2,547,270
Aon,
Gtd. Notes	3.50	6/14/24	2,045,000		2,047,436
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	4,495,000	d	4,332,816
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	5,720,000	b	5,796,453
Bank of America,
Sr. Uncd. Notes	4.00	4/1/24	5,280,000		5,462,070
Bank of America,
Sub. Notes	4.25	10/22/26	5,625,000		5,596,262
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,088,538
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		856,687
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		39,456
Barclays,
Sub. Notes	4.38	9/11/24	5,220,000		5,071,856
Boston Properties,

Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,634,621
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,130,334
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,660,930
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	1,185,000		1,244,250
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,878,362
Citigroup,
Sub. Notes	5.50	9/13/25	10,000		11,100
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,689,385
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	1,965,000	c	2,089,041
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		7,041,856
Duke Realty,
Gtd. Notes	8.25	8/15/19	5,000		6,212
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		591,137
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		160,566
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	8,215,000	b	8,227,281
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	4,655,000		5,097,784
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	5,045,000	b	5,064,877
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	3,630,000		3,766,041
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	905,000		1,069,534
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	1,395,000		1,678,569
Goldman Sachs Group,
Sr. Unscd. Notes	1.33	11/15/18	5,710,000	b	5,774,112
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	5,300,000	b	5,482,272
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,277,315
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,232,050
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,882,562
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	c	1,789,716
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,726,230
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,317,360
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	c	1,785,847
Morgan Stanley,
Sr. Unscd. Notes	3.70	10/23/24	5,460,000		5,459,978
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,387,293

Morgan Stanley,
Sr. Unscd. Notes		5.55	4/27/17	3,720,000		4,075,703
Nisource Capital Markets,
Sr. Unscd. Notes		7.86	3/27/17	105,000		117,377
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	5,090,000	c	5,343,589
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	3,380,000	b	3,599,700
Regency Centers,
Gtd. Notes		5.25	8/1/15	1,964,000		2,026,561
Regency Centers,
Gtd. Notes		5.88	6/15/17	210,000		232,418
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,995,000	b	6,864,485
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	3,770,000		3,824,688
Synchrony Financial,
Sr. Unscd. Notes		3.75	8/15/21	2,285,000		2,331,671
						161,424,862
Foreign/Governmental--5.0%
Brazilian Government,
Notes	BRL	10.00	1/1/18	26,300,000		10,357,768
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	5,030,000	c	5,319,225
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	5,545,000		6,196,537
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,825,000	c	3,128,688
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000		4,675,098
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	1,350,000		1,442,475
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	6,990,000		7,762,745
Petroleos Mexicanos,
Gtd. Bonds		6.63	6/15/35	3,475,000		4,117,875
Portuguese Government,
Unscd. Notes		5.13	10/15/24	2,560,000	c	2,639,094
Province of Quebec Canada,
Sr. Unscd. Notes		4.60	5/26/15	3,380,000		3,462,563
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,268,084
						51,370,152
Health Care--1.0%
Biomet,
Gtd. Notes		6.50	8/1/20	1,220,000		1,308,450
CHS/Community Health Systems,
Sr. Scd. Notes		5.13	8/1/21	390,000	c	409,500
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	365,000	c	394,656
Fresenius Medical Care US Finance II,
Gtd. Notes		4.13	10/15/20	1,590,000	c	1,602,919
Mylan,
Sr. Unscd. Notes		5.40	11/29/43	2,350,000		2,544,618
WellPoint,
Sr. Unscd. Notes		2.30	7/15/18	4,250,000		4,288,531
						10,548,674

Industrial--.9%
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	c	506,736
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	c	3,395,569
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,930,858
Waste Management,
Gtd. Notes	7.00	7/15/28	2,351,000		3,128,866
					8,962,029
Information Technology--.8%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	1,195,000		1,253,896
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	3,470,000		3,882,448
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	3,000,000		3,409,116
					8,545,460
Materials--2.3%
Anglo American Capital,
Gtd. Notes	4.13	4/15/21	800,000	c	812,670
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	2,685,000		2,756,802
Glencore Funding,
Gtd. Notes	4.63	4/29/24	5,125,000	c	5,197,262
LYB International Finance,
Gtd. Notes	4.00	7/15/23	4,320,000		4,488,782
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000	d	3,541,530
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000		3,306,971
Vale Overseas,
Gtd. Notes	6.88	11/21/36	3,155,000		3,583,228
					23,687,245
Municipal Bonds--1.2%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,313,933
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	920,000		939,522
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	1,605,000		1,575,211
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,775,972
					12,604,638
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	109,397		111,709
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.91	2/25/36	1,123,521	b	1,038,496
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.66	2/25/36	908,641	b	891,164
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	590	b,c	525
Residential Funding Mortgage
Securities I Trust,

Ser. 2004-S3, Cl. M1	4.75	3/25/19	164,547		162,786
					2,204,680
Telecommunications--2.4%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	4,410,000	b	4,490,288
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,290,000	c	1,306,125
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	1,065,000		1,235,400
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	1,205,000		1,269,769
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,673,117
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	1,260,000		1,310,400
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,628,030
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	5,825,000		7,353,730
West,
Gtd. Notes	7.88	1/15/19	469,000		488,489
Wind Acquisition Finance,
Gtd. Notes	7.38	4/23/21	1,800,000	c	1,764,000
					24,519,348
U.S. Government Agencies--.0%
Small Business Administration
Participation Ctfs., Govt
Gtd. Debs., Ser. 97-J	6.55	10/1/17	35,624		37,646
U.S. Government Agencies/Mortgage-Backed--22.9%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000	e,f	27,324,445
5.00%, 10/1/18 - 9/1/40			520,129	f	573,322
5.50%, 11/1/22 - 5/1/40			1,677,942	f	1,832,686
6.00%, 7/1/17 - 12/1/37			349,088	f	389,022
6.50%, 9/1/29 - 3/1/32			5,304	f	6,076
7.00%, 11/1/31			83,141	f	94,389
7.50%, 12/1/25 - 1/1/31			6,785	f	7,230
8.00%, 10/1/19 - 1/1/28			5,568	f	6,563
8.50%, 7/1/30			467	f	599
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			50,313	f	56,594
Federal National Mortgage Association:
3.00%			46,405,000	e	46,415,873
3.50%			32,785,000	e,f	33,904,283
4.00%			32,190,000	e,f	34,170,195
4.50%			23,125,000	e,f	24,945,061
5.00%			16,910,000	e,f	18,726,504
3.50%, 11/1/44			8,160,997	f	8,461,220
4.50%, 11/1/14			2	f	2
5.00%, 5/1/18 - 9/1/40			2,900,681	f	3,210,537
5.50%, 8/1/22 - 8/1/40			8,493,838	f	9,523,859
6.00%, 1/1/19 - 1/1/38			708,881	f	794,838
6.50%, 3/1/26 - 10/1/32			59,077	f	68,037
7.00%, 7/1/15 - 7/1/32			32,561	f	36,489
7.50%, 11/1/27 - 3/1/31			5,136	f	5,795

8.00%, 12/1/25			8,768	f	9,742
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18			22,329	f	24,042
Government National Mortgage Association I:
5.50%, 4/15/33			962,373		1,080,940
6.50%, 4/15/28 - 9/15/32			34,918		40,009
7.00%, 4/15/28 - 9/15/31			6,562		7,232
7.50%, 12/15/26 - 11/15/30			1,832		1,862
8.00%, 5/15/26 - 10/15/30			10,128		10,741
8.50%, 4/15/25			3,303		3,782
9.00%, 10/15/27			7,989		8,160
9.50%, 11/15/17 - 2/15/25			22,397		23,747
Government National Mortgage Association II:
4.50%			22,510,000	e	24,572,834
6.50%, 2/20/31 - 7/20/31			65,967		76,921
7.00%, 11/20/29			217		259
					236,413,890
U.S. Government Securities--46.2%
U.S. Treasury Bonds;
3.75%, 11/15/43			34,840,000		39,532,530
U.S. Treasury Floating Rate Notes;
0.09%, 7/31/16			273,680,000	b	273,800,693
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			20,389,635	g	20,647,686
U.S. Treasury Notes:
0.25%, 12/31/15			53,900,000		53,946,300
1.50%, 12/31/18			89,565,000		89,837,905
					477,765,114
Utilities--3.2%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,089,000		1,269,905
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		515,321
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		67,951
Consolidated Edison Company of New
York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	675,000		736,098
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	380,000	c	393,775
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	920,000	c	974,050
Dynegy Finance I/II,
Sr. Scd. Notes	7.63	11/1/24	535,000	c	567,769
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	b,c	1,659,087
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	c	925,913
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,463,558
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		416,634
Kinder Morgan,
Sr. Unscd. Notes	7.75	1/15/32	7,710,000		9,676,050
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		545,186

NiSource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000		3,576,199
NiSource Finance,
Gtd. Notes	5.65	2/1/45	4,435,000		5,237,349
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,328,396
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		760,805
					33,114,046
Total Bonds and Notes
(cost $1,205,394,805)					1,232,630,040
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $1,599,979)			1,600,000	[h]	1,599,998

Other Investment--1.2%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,942,867)			11,942,867	[i]	11,942,867
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,609,339)			2,609,339	[i]	2,609,339
Total Investments (cost $1,221,546,990)			120.9%		1,248,782,244
Liabilities, Less Cash and Receivables			(20.9%)		(215,485,482)
Net Assets			100.0%		1,033,296,762

GO--General Obligation
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, these securities were valued at $106,693,791 or 10.3% of net assets.
d Security, or portion thereof, on loan. At October 31, 2014, the value of the fund's securities on loan was
$19,499,772 and the value of the collateral held by the fund was $20,157,095, consisting of cash collateral of
$2,609,339 and U.S. Government & Agency securities valued at $17,547,756.
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

At October 31, 2014, net unrealized appreciation on investments was $27,235,254 of which $28,714,197 related to appreciated investment securities and $1,478,943 related to depreciated investment securities. At October 31, 2014, the cost of investments for federal Income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	69.1
Corporate Bonds	35.4
Asset-Backed	5.1
Foreign/Governmental	5.0
Commercial Mortgage-Backed	3.3
Short-Term/Money Market Investments	1.6
Municipal Bonds	1.2
Residential Mortgage-Backed	.2
120.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2014 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2014 ($)

Financial Futures Short
U.S. Long Bond	42	(5,925,938)	December 2014	(76,188)
U.S. Treasury 10 Year Notes	28	(3,538,063)	December 2014	18,813

Gross Unrealized Appreciation				18,813
Gross Unrealized Depreciation				(76,188)

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
October 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases;

Chilean Peso,
Expiring
11/28/2014 a	4,495,640,000	7,686,366	7,791,815	105,449

Sales;		Proceeds ($)

Peruvian New Sol,
Expiring
11/28/2014 b	21,895,000	7,564,346	7,465,717	98,629

				204,078
Counterparties:

b	Citigroup
a	JP Morgan Chase Bank

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	52,636,876	-	52,636,876
Commercial Mortgage-Backed	-	33,673,018	-	33,673,018
Corporate Bonds+	-	365,924,026	-	365,924,026
Foreign Government	-	51,370,152	-	51,370,152
Municipal Bonds+	-	12,604,638	-	12,604,638
Mutual Funds	14,552,206	-	-	14,552,206
Residential Mortgage-Backed	-	2,204,680	-	2,204,680
U.S. Government Agencies/Mortgage-Backed	-	236,451,536	-	236,451,536
U.S. Treasury	-	479,365,112	-	479,365,112
Other Financial Instruments:
Financial Futures++	18,813	-	-	18,813
Forward Foreign Currency Exchange Contracts++	-	204,078	-	204,078
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(76,188)	-	-	(76,188)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end October 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.5%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--7.6%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.22	8/15/17	780,000	b	784,653
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		842,655
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		417,542
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		913,003
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		664,805
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,234,075
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,658,709
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,374,720
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		440,797
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	c	2,002,728
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	c	1,267,921
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		578,869
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		767,793
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,482,765
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,205,558
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		289,723
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		646,713
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,533,840
					18,106,869
Asset-Backed Ctfs./Equipment--.5%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,248,854		1,252,343
Asset-Backed Ctfs./Home Equity Loans--.2%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	122,364	b	122,489
First NLC Trust,
Ser. 2005-2, Cl. M1	0.63	9/25/35	420,000	b	400,192
					522,681
Commercial Mortgage Pass-Through Ctfs.--3.8%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	6,508		6,503
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.35	9/10/47	885,045	b	908,639
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	648,835		654,482
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	599,912	b	647,554

Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.90	12/10/49	825,000	b	905,704
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	640,000	c	579,994
Credit Suisse Mortgage Trust,
Ser 2014-USA, Cl. D	4.37	9/15/37	620,000	c	610,614
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	c	1,155,934
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	2,490,000		2,572,570
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.91	11/15/46	975,000	b	1,051,959
					9,093,953
Consumer Discretionary--3.2%
British Sky Broadcasting,
Gtd. Notes	2.63	9/16/19	1,220,000	c	1,224,775
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		662,625
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		751,574
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		701,143
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	c	740,825
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	c	1,136,371
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	200,000	c	204,750
Staples,
Sr. Unscd. Notes	2.75	1/12/18	620,000	d	629,736
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		887,845
Time Warner,
Gtd. Notes	4.75	3/29/21	570,000		627,855
					7,567,499
Consumer Staples--2.9%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,384,220
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,537,840
Lorillard Tobacco,
Gtd. Notes	8.13	6/23/19	800,000	d	980,992
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	c	670,051
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	750,000		753,263
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	c	1,738,879
					7,065,245
Energy--3.7%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		604,410
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,288,918
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		264,393
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,371,000		1,530,205
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	285,000	d	297,825
Petrobras International Finance,
Gtd. Notes	7.88	3/15/19	520,000		598,900
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		613,882
Spectra Energy Partners,

Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,168,574
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	455,000		455,359
Transocean,
Gtd. Notes	2.50	10/15/17	590,000		583,324
Unit,
Gtd. Notes	6.63	5/15/21	290,000		290,725
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		395,348
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		469,039
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		263,091
					8,823,993
Financial--12.8%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	c	768,641
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	c	361,410
Ally Financial,
Gtd. Notes	4.63	6/26/15	600,000		613,800
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,106,018
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	b	229,490
AON,
Gtd. Notes	3.50	9/30/15	695,000		712,987
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	1,065,000	d	1,026,574
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	1,335,000	b	1,352,844
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	430,000		434,373
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,065,191
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		162,003
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		387,426
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,263,155
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	290,000		304,500
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,065,071
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		703,255
Denali Borrower,
Sr. Scd. Bonds	5.63	10/15/20	455,000	c	483,722
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		632,667
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	c	1,158,003
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		370,804
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	1,975,000	b	1,977,953
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		725,547
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		372,341
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	1,195,000	b	1,199,708
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	1,060,000		1,252,714
Genworth Holdings,

Gtd. Notes		7.70	6/15/20	320,000		385,048
Goldman Sachs Group,
Sr. Unscd. Notes		1.33	11/15/18	1,295,000	b	1,309,540
Goldman Sachs Group,
Sr. Unscd. Notes		1.83	11/29/23	1,250,000	b	1,292,989
Goldman Sachs Group,
Sr. Unscd. Notes		2.38	1/22/18	625,000		631,123
Goldman Sachs Group,
Sr. Unscd. Bonds		2.55	10/23/19	725,000		721,189
Hartford Financial Services Group,
Sr. Unscd. Notes		4.00	10/15/17	600,000		641,458
Health Care REIT,
Sr. Unscd. Notes		2.25	3/15/18	490,000		496,296
Hyundai Capital Services,
Sr. Unscd. Notes		4.38	7/27/16	400,000	c	421,110
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	565,000	c	613,330
Morgan Stanley,
Sr. Unscd. Notes		2.13	4/25/18	570,000	d	572,055
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	560,000		639,411
PNC Bank,
Sr. Unscd. Notes		2.20	1/28/19	600,000		602,044
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	725,000		735,517
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,210,000	b	1,385,492
Synchrony Financial,
Sr. Unscd. Notes		3.00	8/15/19	565,000		571,581
						30,748,380
Foreign/Governmental--3.9%
Brazilian Government,
Notes	BRL	10.00	1/1/18	6,050,000		2,382,680
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,230,000	c	1,300,725
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	1,235,000		1,380,112
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	645,000	c	714,337
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	1,200,000		1,216,945
Petroleos Mexicanos,
Gtd. Notes		3.50	7/18/18	1,100,000		1,141,250
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	600,000		641,100
Portuguese Government,
Unscd. Notes		5.13	10/15/24	605,000	c	623,692
						9,400,841
Health Care--1.1%
Biomet,
Gtd. Notes		6.50	8/1/20	290,000		311,025
Fresenius Medical Care II,
Gtd. Notes		4.13	10/15/20	370,000	c	373,006
Mylan,
Sr. Unscd. Notes		2.55	3/28/19	1,055,000		1,052,216
WellPoint,
Sr. Unscd. Notes		2.30	7/15/18	815,000		822,389
						2,558,636
Industrial--.3%
Waste Management,
Gtd. Notes		6.10	3/15/18	365,000		414,567
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	215,000		244,320
						658,887
Information Technology--.5%
Hewlett-Packard,
Sr. Unscd. Bonds		2.75	1/14/19	830,000		835,601

Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	345,000		362,003
					1,197,604
Materials--1.4%
Anglo American Capital,
Gtd. Notes	4.13	4/15/21	200,000	c	203,167
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	195,000		198,415
Freeport-McMoRan,
Sr. Unscd. Notes	3.55	3/1/22	430,000		420,613
Glencore Funding,
Gtd. Notes	2.50	1/15/19	1,220,000	c	1,211,146
Vale Overseas,
Gtd. Notes	4.38	1/11/22	650,000		663,435
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		658,030
					3,354,806
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	108,501		110,794
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.55	12/25/34	167,115	b	158,853
					269,647
Telecommunication Services--1.9%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	1,045,000	b	1,064,025
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	c	653,063
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	245,000		284,200
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	580,000		611,175
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,795,000		1,899,370
West,
Gtd. Notes	7.88	1/15/19	114,000		118,737
					4,630,570
U.S. Government Agencies--2.1%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	e	5,089,606
U.S. Government Agencies/Mortgage-Backed--.0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			82,731	e	85,130
Government National Mortgage Association II
7.00%, 12/20/30 - 4/20/31			8,020		9,527
7.50%, 11/20/29 - 12/20/30			8,138		9,948
					104,605
U.S. Government Securities--51.4%
U.S. Treasury Inflation-Protected
Securities, Notes, 0.13%,
4/15/19			4,760,960	f	4,800,385
U.S. Treasury Notes
0.25%, 12/31/15			61,085,000		61,137,472
0.75%, 1/15/17			51,600,000		51,765,275
1.50%, 12/31/18			5,450,000		5,466,606
					123,169,738
Utilities--2.1%
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		895,602
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	425,000	c	440,406
Enel,
Sub. Notes	8.75	9/24/73	300,000	b,c	351,750
Exelon Generation,

Sr. Unscd. Notes	6.20	10/1/17	515,000		579,984
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		790,363
NiSource Finance,
Gtd. Bonds	6.80	1/15/19	1,225,000		1,449,354
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		473,154
					4,980,613
Total Bonds and Notes
(cost $237,323,314)					238,596,516
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $369,995)			370,000	[g]	370,000

Other Investment--.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,430)			40,430	[h]	40,430
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,064,518)			1,064,518	[h]	1,064,518
Total Investments (cost $238,798,257)			100.1%		240,071,464
Liabilities, Less Cash and Receivables			(.1%)		(275,636)
Net Assets			100.0%		239,795,828

REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL-- Brazilian Real
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, these securities were valued at $21,010,350 or 8.8% of net assets.
d Security, or portion thereof, on loan. At October 31, 2014, the value of the fund's securities on loan was
$2,576,149 and the value of the collateral held by the fund was $2,662,210, consisting of cash collateral of
$1,064,518 and U.S. Government and Agency securities valued at $1,597,692.
e The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

At October 31, 2014, net unrealized appreciation on investments was $1,273,207 of which $2,050,364 related to appreciated investment securities and $777,157 related to depreciated investment securities. At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage Backed	53.5
Corporate Bonds	29.9
Asset Backed	8.3
Foreign/Governmental	3.9
Commercial Mortgage-Backed	3.8
Short-Term/Money Market Investments	.6
Residential Mortgage-Backed	.1
100.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2014 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	135	29,640,938	December 2014	92,266
Financial Futures Short
U.S. Treasury 5 Year Notes	23	2,746,847	December 2014	(27,448)
U.S. Treasury 10 Year Notes	122	15,415,844	December 2014	(65,766)
U.S. Long Bonds	9	1,269,844	December 2014	(39,094)

Gross Unrealized Appreciation				92,266
Gross Unrealized Depreciation				(132,308)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
October 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Chilean Peso,
Expiring
11/28/2014 a	525,460,000	898,399	910,724	12,325

Sales:		Proceeds ($)

Peruvian New Sol,
Expiring
11/28/2014 b	2,550,000	880,981	869,494	11,487

				23,812

Counterparties:

a	Citigroup
b	JP Morgan Chase Bank

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	19,881,893	-	19,881,893
Commercial Mortgage-Backed	-	9,093,953	-	9,093,953
Corporate Bonds+	-	71,586,233	-	71,586,233
Foreign Government	-	9,400,841	-	9,400,841
Mutual Funds	1,104,948	-	-	1,104,948
Residential Mortgage-Backed	-	269,647	-	269,647
U.S. Government Agencies/Mortgage-Backed	-	5,194,211	-	5,194,211
U.S. Treasury	-	123,539,738	-	123,539,738
Other Financial Instruments:
Financial Futures++	92,266	-	-	92,266
Forward Foreign Currency Exchange Contracts++	-	23,812	-	23,812
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(132,308)	-	-	(132,308)
+ See Statement of Investments for additional detailed categorizations.

++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)